Note 6 - Goodwill and Intangible Assets, Net (Details) - Intangible Assets				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Trademarks [Member] USD ($)	Dec. 31, 2014 Trademarks [Member] CNY	Dec. 31, 2013 Trademarks [Member] CNY	Dec. 31, 2014 Customer Relationships [Member] CNY	Dec. 31, 2013 Customer Relationships [Member] CNY	Dec. 31, 2014 Computer Software, Intangible Asset [Member] CNY	Dec. 31, 2013 Computer Software, Intangible Asset [Member] CNY	Dec. 31, 2014 Technology-Based Intangible Assets [Member] USD ($)	Dec. 31, 2014 Technology-Based Intangible Assets [Member] CNY	Dec. 31, 2013 Technology-Based Intangible Assets [Member] CNY
Note 6 - Goodwill and Intangible Assets, Net (Details) - Intangible Assets [Line Items]
Weighted Average Amortization Period							4 years 175 days	4 years 175 days	5 years	5 years	4 years	4 years	4 years
Gross Carrying Amount		120,484,289	110,026,003				36,270,003	36,270,003	6,588,516	6,588,516		77,249,770	66,791,484
Accumulated Amortization	12,924,287	80,190,029	76,424,196				36,270,003	36,270,003	6,588,516	6,588,516		37,331,510	33,565,677
Net Book Value	6,494,256	40,294,260	33,601,807								6,433,656	39,918,260	33,225,807
Trademark
Trademark				$ 60,600	376,000	376,000